Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

        The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"), as contained in the Financial Accounting Standards Board's Accounting Standards Codification ("ASC").

        The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and certain joint ventures, which are not variable interest entities ("VIEs"), as defined under ASC 810, Consolidation ("ASC 810"), but which the Company has the ability to exercise control. In accordance with ASC 323, Investments—Equity Method and Joint Ventures ("ASC 323"), the equity method of accounting is applied to those investments in joint ventures that are not VIEs and the Company has either less than a controlling interest, substantive participating rights or is not the primary beneficiary, as defined in ASC 810. All material intercompany balances and transactions have been eliminated in consolidation.

        The Company's operations involve real estate development and sales and, as such, it is not possible to precisely measure the duration of its operating cycle. The accompanying consolidated balance sheets of the Company have been prepared on an unclassified basis in accordance with real estate industry practice.

        Unless specifically indicated otherwise, all share and per share amounts of the Company's common stock have been retroactively adjusted in the accompanying consolidated financial statements and notes to reflect the abovementioned stock split, the new authorized share amounts and the conversion of our Series A, B, C, D and E common stock into a single class of common stock (Notes 1 and 16).

Use of Estimates

Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company's consolidated financial statements and accompanying notes. Actual results could significantly differ from those estimates.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and Cash Equivalents and Concentration of Credit Risk

        We consider all highly liquid instruments with an original maturity of three months or less to be cash equivalents. As of December 31, 2013 and 2012, cash and cash equivalents included $0.4 million and $2.3 million, respectively, of amounts in transit from title companies for transactions that closed at or near year-end.

        As of December 31, 2013 and 2012, a substantial majority of our cash balances were held on deposit with one financial institution. If that financial institution failed to perform its duties under the terms of our depository agreements, we could incur a significant loss or be denied access to cash in our operating accounts.

Restricted Cash

Restricted Cash

        Restricted cash consists primarily of funds held in escrow accounts representing customer deposits restricted as to use and cash collateral in support of outstanding letters of credit. We receive cash earnest money deposits from our customers who enter into home sales contracts. We are precluded from using such deposits in construction unless the customer waives the requirement to escrow deposit funds or we take measures to release state imposed restrictions, which may include posting escrow bonds. At December 31, 2013 and 2012, we had $8.3 million and $11.4 million, respectively, outstanding in escrow bonds used to release restrictions on customer deposits.

        As of both December 31, 2013 and 2012, our restricted cash included $6.4 million related to customer deposits. Restricted cash also included $2.5 million and $4.5 million of cash collateral in support of outstanding letters of credit and other bank financing arrangements as of December 31, 2013 and 2012, respectively.

Notes and Accounts Receivable

Notes and Accounts Receivable

        Notes receivable are generated through the normal course of business and are related to amenity membership sales and land sales and are collateralized by liens on memberships and property sold. Accounts receivable are generated through the normal course of amenity and other business operations and are unsecured. We assess the collectability of notes and accounts receivable and the need for an allowance for doubtful accounts based on a detail review of the individual notes and accounts receivable, collection histories and the number of days the accounts are delinquent. As of December 31, 2013 and 2012, notes and accounts receivable were recorded net of allowances for doubtful accounts of $0.4 million and $0.6 million, respectively.

Real Estate Inventories and Capitalized Interest

Real Estate Inventories and Capitalized Interest

        Real estate inventories consist of land and land improvements, homes under construction or completed and investments in amenities. Costs capitalized to land and land improvements primarily include: (i) land acquisition costs; (ii) land development costs; (iii) entitlement costs; (iv) capitalized interest; (v) capitalized real estate taxes; (vi) capitalized association deficit funding; and (vii) certain indirect land development overhead costs. Land costs are transferred from land and land improvements to homes under construction or completed at the commencement of construction of the home. Components of homes under construction or completed include: (i) land costs transferred from land and land improvements; (ii) direct construction costs associated with the home; (iii) engineering, permitting and other fees; (iv) capitalized interest; and (v) certain indirect construction overhead costs. Total land and common development costs are apportioned to each home, lot, amenity or parcel using the relative sales value method, while site-specific development costs are allocated directly to the benefited land. Investments in amenities include costs associated with the construction of clubhouses, golf courses, marinas, tennis courts and various other recreational facilities, which we intend to recover through equity membership and marina slip sales.

        All of our real estate inventories are reviewed for recoverability on a quarterly basis, as our inventory is considered "long-lived," in accordance with ASC 360, Property, Plant, and Equipment ("ASC 360"). Impairment charges are recorded to write down an asset to its estimated fair value if the undiscounted cash flows expected to be generated by the asset are lower than its carrying amount. Our determination of fair value is based on projections and estimates. Changes in these expectations may lead to a change in the outcome of our impairment analysis, and actual results may also differ from our assumptions. Each community or land parcel is evaluated individually. For those assets deemed to be impaired, the recognized impairment is measured as the amount by which the assets' carrying amount exceeds their fair value. Further discussion of real estate asset impairments is included in Note 5.

        We construct amenities in conjunction with the development of certain planned communities and account for the related costs in accordance with ASC 330, Inventories. Our amenities are transferred to common interest realty associations ("CIRAs"), sold as equity membership clubs, sold separately or retained and operated by us. The cost of amenities conveyed to a CIRA is classified as a common cost of the community and included in real estate inventories. This cost is allocated to cost of sales on the basis of the relative sales value of the homes sold. The cost of amenities sold as equity membership clubs is included in real estate inventories, classified as investments in amenities (Note 3). Costs of amenities retained and operated by us are accounted for as property and equipment.

        In accordance with ASC 835, Interest, interest incurred relating to land under development and construction of homes is capitalized to real estate inventories during the active development period. For homes under construction, we include the underlying developed land costs and in-process homebuilding costs in our determination of capitalized interest. Capitalization ceases upon substantial completion of a home, with the related capitalized interest being charged to cost of sales when the home is delivered.

        Interest incurred relating to the construction of amenities is capitalized to real estate inventories for equity membership clubs or property and equipment for clubs to be retained and operated by us. Interest capitalized to real estate inventories is charged to cost of sales as related homes, home sites, amenity memberships and parcels are delivered. Interest capitalized to property and equipment is depreciated using the straight-line method over the estimated useful lives of the related assets.

Property and Equipment, net

Property and Equipment, net

        Property and equipment is carried at cost less accumulated depreciation. Expenditures for maintenance and repairs are charged to expense as incurred. Costs of major renewals and improvements, which extend the useful lives of the underlying assets, are capitalized. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets.

        Included in property and equipment are recreational amenity assets that are considered held and used. With respect to these assets, if events or changes in circumstances, such as a significant decline in membership or membership pricing, significant increases in operating costs or changes in use, indicate that their carrying values may be impaired, an impairment analysis is performed in accordance with ASC 360. Our analysis consists of determining whether the asset's carrying amount will be recovered from its undiscounted estimated future cash flows, including estimated residual cash flows, such as the sale of the asset. These cash flows are estimated based on various assumptions that are subject to economic and market uncertainties, including, among other things, demand for golf memberships, competition within the market, changes in membership pricing and costs to operate each property. If the carrying amount of the asset exceeds the sum of its undiscounted future operating and residual cash flows, an impairment charge is recorded for the difference between estimated fair value of the asset and the net carrying amount. We estimate the fair value by using discounted cash flow analyses. There were no impairment charges recorded during the years ended December 31, 2013, 2012 and 2011 related to property and equipment.

Assets of Discontinued Operations

Assets of Discontinued Operations

        In accordance with ASC 360, we record assets of discontinued operations, primarily constructed amenity assets that were retained and operated by us, at the lower of the carrying value or fair value less costs to sell. Pursuant to the provisions of ASC 360, the following criteria must be met for an asset to be classified as an asset held for sale:

  •
  management has the authority and commits to a plan to sell the asset;

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  the asset is available for immediate sale in its present condition;

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  there is an active program to locate a buyer and the plan to sell the property has been initiated;

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  the sale of the asset is probable within one year;
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  the asset is being actively marketed at a reasonable sales price relative to its current fair value; and

  •
  it is unlikely that the plan to sell will be withdrawn or that significant changes to the plan will be made.

        In determining the fair value of the assets less cost to sell, we consider such factors as current sales prices for comparable assets in the area, recent market analyses/studies, appraisals, any recent legitimate offers and listing prices of similar assets (i.e., Level 2 inputs under the GAAP fair value hierarchy that is described in Note 13). If the estimated fair value of an asset, less the projected costs to sell, is less than its current carrying value, the asset is written down to its estimated fair value, less the projected costs to sell. There were no such asset impairment charges recorded during the years ended December 31, 2013, 2012 and 2011.

        Further discussion of our discontinued operations is included in Note 8.

Debt Issuance Costs, Debt Discounts and Related Other

Debt Issuance Costs, Debt Discounts and Related Other

        Debt issuance costs and debt discounts are amortized to interest expense using the effective interest method over the estimated economic life of the underlying debt instrument.

        In connection with transactions that involve our debt instruments, including those described in Note 12, we evaluate and assess the accounting for such transactions in accordance with, among other things, the provisions of ASC 470-50, Debt—Modifications and Extinguishments ("ASC 470-50"). ASC 470-50 provides guidance as to (i) whether a transaction should be treated as an extinguishment of debt or a debt modification and (ii) the handling of new and legacy debt issuance costs. The application of ASC 470-50 during the three years ended December 31, 2013 did not have a material impact on the Company.

Goodwill

Goodwill

        Goodwill represents the excess of the estimated fair value of a business over its identifiable tangible and intangible net assets. ASC 350, Intangibles—Goodwill and Other ("ASC 350"), provides guidance on accounting for intangible assets and eliminates the amortization of goodwill and certain identifiable intangible assets. Pursuant to the provisions of ASC 350, goodwill is tested for impairment, at a minimum, once a year. Evaluating goodwill for impairment is a two-step process that involves the determination of the fair value and the carrying value of our reporting units that have goodwill. A reporting unit is a component of an operating segment for which discrete financial information is available and reviewed by our management on a regular basis. All of our goodwill is related to reporting units included in our Real Estate Services reportable segment.

        During September 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-08, Testing Goodwill for Impairment ("ASU 2011-08"), which amended the guidance in ASC 350. Pursuant to the provisions of ASU 2011-08, entities have the option of performing a qualitative assessment before calculating the fair value of a reporting unit when testing goodwill for impairment. If the fair value of the reporting unit is determined, based on qualitative factors, to be "more-likely-than-not" less than the carrying amount of the reporting unit, then entities are required to perform the two-step goodwill impairment test. We adopted ASU 2011-08 during the year ended December 31, 2012; however, it did not have a material impact on our consolidated financial statements or goodwill impairment testing.

        Inherent in the determination of the fair value of a reporting unit are certain estimates and judgments, including the interpretation of current economic indicators and market valuations, as well as our strategic plans with regard to our operations. We typically use a revenue or income approach to determine the estimated fair value of our reporting units when performing our goodwill impairment test. The income approach establishes fair value by methods that discount or capitalize revenues, earnings and/or cash flows using a discount or capitalization rate that reflects market rate of return expectations, market conditions and the risks of the relative investment. If the estimated fair value of a reporting unit is less than its carrying value, then the second step of the goodwill impairment test is performed to measure the amount of the impairment charge, if any. The impairment charge is determined by comparing the implied fair value of the reporting unit's goodwill to the corresponding carrying value. The implied fair value of goodwill represents the excess of the fair value of the reporting unit over amounts assigned to its net assets.

        We review goodwill annually (or whenever qualitative indicators of impairment exist) for impairment. There were no goodwill impairment charges recorded during the years ended December 31, 2013, 2012 and 2011.

Warranty Reserves

Warranty Reserves

        We generally provide our single- and multi-family homebuyers with a limited one to three-year warranty, respectively, for all material and labor and a 10-year warranty for certain structural defects. Warranty reserves have been established by charging cost of sales and crediting a warranty liability for each home delivered. The amounts charged are estimated by management to be adequate to cover expected warranty-related costs for all unexpired warranty obligation periods. Our warranty reserves are based on historical warranty cost experience and are adjusted, as appropriate, to reflect qualitative risks associated with the homes constructed. Our actual costs and expenditures under our various warranty programs could significantly differ from the estimates used to estimate the warranty reserves recorded in the accompanying consolidated balance sheets (Note 11).

Customer Deposits	Customer Deposits Customer deposits represent amounts received from customers under real estate and amenity sales contracts.
Revenue and Profit Recognition

Revenue and Profit Recognition

        Homebuilding revenues and related profits are recognized in accordance with ASC 360 at the time of delivery under the full accrual method for single- and multi-family homes. Under the full accrual method, revenues and related profits are recognized when collectability of the sales price is reasonably assured and the earnings process is substantially complete. When a sale does not meet the requirements for income recognition, profit is deferred until such requirements are met and the related sold inventory is classified as completed inventory.

        Real estate services revenues, which include real estate brokerage and title services operations, are recognized upon the closing of a sales contract.

        Revenues from amenity operations include the sale of equity memberships and marina slips, nonequity memberships, billed membership dues and fees for services provided. Equity memberships entitle buyers to a future ownership interest in the amenity facility upon turnover of the club to the membership in addition to the right to use the facilities in accordance with the terms of the membership agreement. Nonequity memberships only entitle buyers with the right to use the amenity facilities in accordance with the terms of the membership agreement. Equity membership and marina slip sales are recognized at the time of closing. Equity membership sales and the related cost of sales are initially recorded under the deposit or cost recovery method. Revenue recognition for each equity club program is reevaluated on a periodic basis based on changes in circumstances. If we can demonstrate that it is likely that we will recover proceeds in excess of the remaining carrying value and no material contingencies exist, such as a developer rescission clause, the full accrual method is then applied. Nonrefundable nonequity memberships entitle buyers to the right to use the respective amenity facility over its useful life and are sold separately from homes within our communities. Nonequity membership initiation fees are deferred and amortized to amenities revenues over 20 years, representing the membership period, which is based on the estimated average depreciable life of the amenities facilities. This treatment most closely matches revenues with the expenses of operating the club over the membership period. Both equity and nonequity memberships require members to pay membership dues that are billed in advance on either an annual or quarterly basis and are recorded as deferred revenue and then recognized as revenues ratably over the term of the membership period. Revenues for services are recorded when the service is provided.

        Revenues and related profits from land sales, which are included in homebuilding revenues in the accompanying consolidated statements of operations, are recognized at the time of closing. Revenues and related profits are recognized in full when collectability of the sales price is reasonably assured and the earnings process is substantially complete. When a sale does not meet the requirements for income recognition, profit is deferred under the deposit method and the related inventory is classified as completed inventory. The deferred income is recognized when our involvement is completed.

        Sales incentives, such as reductions in listed sales prices of homes, golf club memberships and marina slips, are treated as a reduction of revenues. Sales incentives, such as free products or services, are classified as cost of sales.

Home Cost of Sales

Home Cost of Sales

        Cost of home deliveries includes direct home construction costs, land acquisition, land development and related costs, both incurred and estimated to be incurred, warranty costs, closing costs, development period interest and common costs. We use the specific identification method for the purpose of accumulating home construction costs. Land acquisition and land development costs are allocated to each lot within a subdivision based on the relative fair value of the lots prior to home construction. We recognize all home cost of sales when a home is delivered on a house-by-house basis.

Real Estate Brokerage Cost of Sales

Real Estate Brokerage Cost of Sales

        Real estate brokerage revenues primarily consist of the gross commission income that we receive on real estate transactions for which we acted as the broker. We pay a portion of the commission received to the independent real estate agents that work with our real estate brokerage operations. These commissions are a direct cost of real estate brokerage revenues and are included in real estate services cost of sales in the accompanying consolidated statements of operations.

Income Taxes

Income Taxes

        We account for income taxes in accordance with ASC 740, Income Taxes ("ASC 740"), which requires the recognition of income taxes currently payable or receivable, as well as deferred tax assets and liabilities resulting from temporary differences between the amounts reported for financial statement purposes and the amounts reported for income tax purposes at each balance sheet date using enacted statutory tax rates for the years in which taxes are expected to be paid, recovered or settled. Changes in tax rates are recognized in earnings in the period in which the changes are enacted.

        ASC 740 requires that companies assess whether deferred tax asset valuation allowances should be established based on consideration of all of the available evidence using a "more-likely-than-not" standard. A valuation allowance must be established when it is more-likely-than-not that some or all of a company's deferred tax assets will not be realized. We assess our deferred tax assets on a quarterly basis to determine if valuation allowances are required. When making a determination as to the adequacy of our deferred tax asset valuation allowance, we consider all of the available objectively verifiable positive and negative evidence, including, among other things, whether the Company is in a cumulative loss position, projected future taxable income by taxing jurisdiction, statutory limitations on the Company's tax carryforwards and credits, tax planning strategies, recent financial operations, scheduled reversals of deferred tax liabilities, and the macroeconomic environment and the homebuilding industry. If we determine that the Company will not be able to realize some or all of its deferred tax assets in the future, a valuation allowance will be recorded though the provision for income taxes.

        Significant judgment is applied in assessing whether deferred tax assets will be realized in the future. Ultimately, such realization depends on the existence of sufficient taxable income in the appropriate taxing jurisdiction in either the carryback or carryforward periods under existing tax laws. Forming a conclusion that a valuation allowance is not needed is difficult when there is negative evidence such as cumulative losses in recent years. In that circumstance our valuation assessment emphasizes, among other things, the nature, frequency and magnitude of current and cumulative income and losses, forecasts of future profitability, the duration of statutory carryback or carryforward periods, our experience with net operating loss and tax credit carryforwards being used before their expiration and, if necessary, tax planning alternatives. Our assessment of the need for a deferred tax asset valuation allowance also includes assessing the likely future tax consequences of events that have been recognized in the Company's consolidated financial statements and its tax returns. Changes in existing tax laws or rates could affect our actual tax results and future business results may affect the amount of the Company's deferred tax liabilities or the deferred tax asset valuation allowance. Our accounting for deferred tax assets represents our best estimate of future events. Due to uncertainties in the estimation process, particularly with respect to changes in facts and circumstances in future reporting periods, including carryforward period assumptions, actual results could differ from our estimates. Our assumptions require significant judgment because the homebuilding industry is cyclical and highly sensitive to changes in economic conditions. If the Company's future results of operations are less than projected or if the timing and jurisdiction of its future taxable income varies from our estimates, there may be insufficient objectively verifiable positive evidence to support a more-likely-than-not assessment of the Company's deferred tax assets and an increase to our valuation allowance may be required at that time for some or all of such deferred tax assets.

        ASC 740 defines the methodology for recognizing the benefits of tax return positions as well as guidance regarding the measurement of the resulting tax benefits. ASC 740 requires an enterprise to recognize the financial statement effects of a tax position when it is "more-likely-than-not" (defined as a likelihood of more than 50%), based solely on the technical merits, that the position will be sustained upon examination. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements based upon the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. If a tax position does not meet the more-likely-than-not recognition threshold, despite our belief that its filing position is supportable, the benefit of that tax position is not recognized in the Company's consolidated financial statements and we are required to accrue potential interest and penalties until the uncertainty is resolved. The evaluation of whether a tax position meets the more-likely-than-not recognition threshold requires a substantial degree of judgment by us based on the individual facts and circumstances. Actual results could differ from our estimates. ASC 740 also provides guidance for income tax accounting regarding derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Advertising Costs

Advertising Costs

        Advertising costs consist primarily of television, radio, newspaper, direct mail, billboard, brochures and other media advertising programs. We expense advertising costs related to our homebuilding operations as incurred to selling, general and administrative expenses in the accompanying statements of operations. Tangible advertising costs, such as architectural models and visual displays, are capitalized to real estate inventories. Advertising costs related to our real estate services and amenities operations are expensed as incurred to their respective cost of sales in the accompanying statements of operations. Total advertising expense was $4.7 million, $5.0 million and $3.9 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

        We compute basic earnings (loss) per share by dividing net income (loss) attributable to common shareholders of WCI Communities, Inc. by the weighted average number of outstanding common shares during the period. Diluted earnings per share gives effect to the potential dilution that could occur if securities or contracts to issue common stock, which would be dilutive, were exercised or converted into common stock or resulted in the issuance of common stock that then shared in our earnings. During periods of net losses attributable to common shareholders of WCI Communities, Inc., no dilution is computed.

Stock-Based Compensation and Related Other

Stock-Based Compensation and Related Other

        We account for stock-based awards in accordance with ASC 718, Compensation—Stock Compensation ("ASC 718"), which requires that the cost for all stock-based transactions be recognized in an entity's financial statements. ASC 718 further requires all entities to apply a fair value measurement approach when accounting for stock-based transactions with employees, directors and nonemployees. Further discussion of our stock-based arrangements is included in Note 17.

Employee Benefit Plan

Employee Benefit Plan

        Our employees, who meet certain requirements as to service, are eligible to participate in our 401(k) benefit plan. We match an amount equal to 25% of the first 6% of each participant's elected deferrals. Our 401(k) benefit plan match expense was $0.3 million, $0.2 million and $0.2 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

        During July 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists ("ASU 2013-11"), which provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax carryforward exists. Pursuant to the provisions of ASU 2013-11, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit, except as follows. To the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. We adopted this guidance, which relates only to financial statement presentation, on January 1, 2014; however it did not have a material effect on the Company.